Financial Risk Management - VaR by Risk Category (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
VaR for Trading Activity [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 11.3	¥ 18.3
VaR for Trading Activity [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	13.5	24.1
VaR for Trading Activity [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.5	17.8
VaR for Trading Activity [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.8	19.5
VaR for Trading Activity [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	8.2	7.1
VaR for Trading Activity [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.5	8.4
VaR for Trading Activity [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.2	4.5
VaR for Trading Activity [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.5	6.5
VaR for Trading Activity [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.3	3.0
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.1	22.3
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.1	2.9
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.9	5.7
VaR for Trading Activity [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.4	19.1
VaR for Trading Activity [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.4	21.5
VaR for Trading Activity [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.8	12.4
VaR for Trading Activity [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.4	17.0
VaR for Trading Activity [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.9	40.8
VaR for Trading Activity [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	12.2	61.8
VaR for Trading Activity [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.6	38.4
VaR for Trading Activity [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.0	42.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.0	5.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	12.3	7.2
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.4	4.4
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.5	6.0
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.3	5.4
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	8.5	6.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.2	3.2
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.5	5.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.3	0.2
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.5	2.4
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.2	0.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.6	0.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.4	19.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.4	21.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.8	12.4
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.4	17.0
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.7	23.9
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.7	26.9
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.3	17.8
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.7	22.6
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	82.9	62.5
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	106.1	82.1
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	62.7	57.6
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	88.4	68.2
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.1	0.1
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.1	0.2
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.2	0.0
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	24.3	32.6
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	34.6	35.6
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	19.0	12.6
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	25.8	28.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	89.3	63.6
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	126.1	96.3
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	60.2	59.5
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	94.3	75.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	81.3	61.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	104.7	80.6
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	61.6	56.4
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	87.1	66.9
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.1	0.1
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.1	0.2
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.2	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	24.3	32.6
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	34.6	35.6
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	19.0	12.6
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	25.8	28.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	87.7	62.5
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	124.6	94.7
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	59.1	58.2
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	93.0	73.7
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,337.5	1,323.4
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,621.0	1,576.8
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,147.9	1,233.7
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,455.4	1,456.7
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,012.6	960.3
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,272.5	1,258.2
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	832.8	937.3
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 1,105.8	¥ 1,134.5